Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of share-based compensation expense	Stock compensation expense consisted of the following for the years ended December 31:

	2019	2018	2017

Share-based compensation - employees	$1,481,016	$1,244,606	$1,032,094
Share-based compensation - nonemployees	4,882	120,092	82,969
Share-based compensation - foundation contribution	—	$—	372,500
Total share-based compensation	$1,485,898	$1,364,698	$1,487,563

Schedule of stock options activity
Stock option activity for 2019 and 2018 was as follows:

	Number of shares	Weighted-average exercise price per share	Weighted- average remaining contractual term (years)	Aggregate intrinsic value

Outstanding, December 31, 2017	5,800	$13.00	1.9	$—
Options granted	—	—
Options exercised	—	—
Options forfeited or expired	—	—
Outstanding, December 31, 2018	5,800	13.00	0.9	—
Options granted	—	—
Options exercised	—	—
Options forfeited or expired	(5,800)	13.00
Outstanding, December 31, 2019	—	—	0	—
Exercisable at December 31, 2019	—	$—	0	$—

Schedule of stock options activity, additional disclosures	Information related to the stock option plans during 2019, 2018 and 2017 was as follows:

	2019	2018	2017

Intrinsic value of options exercised	$—	$—	$—
Weighted-average fair value of options exercised	$—	$—	$—

Schedule of restricted stock activity
Restricted stock activity was as follows:

	Number of shares	Weighted- average grant-date fair value

Nonvested, December 31, 2017	767,845	$5.61
Shares granted	261,680	6.66
Shares vested	(170,759)	4.79
Shares forfeited	(25,025)	6.19
Nonvested, December 31, 2018	833,741	6.09
Shares granted	229,669	5.95
Shares vested	(225,536)	6.71
Shares forfeited	(22,925)	6.20
Nonvested, December 31, 2019	814,949	$5.88